OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

at December 31	2017	2016
(millions of Canadian $)

Fair value of derivative contracts (Note 23)	332	376
Prepaid expenses	109	131
Cash provided as collateral	99	313
Regulatory assets (Note 10)	23	33
Other	128	55
	691	908